Note 9 - Stockholders' Equity (Details Textual)	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) $ / shares $ / item shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2015 shares	Mar. 31, 2014 shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Sep. 04, 2015 shares
Private Placement [Member]
Number of Units Issued During Period	1,951,000
Stock Issued During Period, Shares, New Issues	1,951,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	975,500				975,500
Price Per Unit | $ / item	1
Class of Warrant or Right, Expiration Term	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.50				$ 1.50
Proceeds from Issuance of Private Placement | $	$ 1,755,000
Common Stock [Member]
Stock Issued During Period, Shares, New Issues					1,951,000		190,625
Stock Issued During Period, Shares, Issued for Services		37,500			37,500		33,241	100,000
Stock Issued During Period, Value, Issued for Services | $		$ 75,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									2,550,000
Proceeds from Issuance of Private Placement | $					$ 1,603,000
Deferred Compensation Exchanged for Common Stock and Warrants | $	$ 196,000				196,000
Stock Issued During Period, Shares, Issued for Services			132,964	400,000
Stock Issued During Period, Value, Issued for Services | $					$ 75,000		$ 42,000	$ 91,000